Long-Term Debt (Details) $ in Thousands	6 Months Ended		10 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 18, 2015 USD ($)	Nov. 13, 2014 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014
Debt Instrument [Line Items]
Weighted average interest rate	3.51%				8.10%
Credit Suisse AG
Debt Instrument [Line Items]
Line of credit facility issuance date	Nov. 13, 2014
Line of credit facility maximum borrowing capacity			$ 126,000
Frequency of periodic payments	quarterly
Number of repayment installments			20
Payment terms	The facility was repayable in 20 equal quarterly installments of $2,626 each with a final balloon payment of $73,481 to be repaid on the last repayment date.The repayment of each advance started three months after the completion of the IPO. It bore interest at a rate of LIBOR plus 300 bps.
Quarterly installment			$ 2,626
Balloon payment on the last repayment date			$ 73,481
Interest rate description	LIBOR
Interest rate percentage			3.00%
Amount outstanding	$ 0			$ 126,000
Write-off of the deferred financing fees	$ 1,685
Term Loan B
Debt Instrument [Line Items]
Issuance date	Jun. 18, 2015
Face amount		$ 205,000
Maturity date	Jun. 18, 2020
Frequency of periodic payments	quarterly
Installment as percentage of principal amount		0.25%
Interest rate description	LIBOR
Fixed rate		4.50%
Payment terms	The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.